Nationwide Life and Annuity Insurance Company
o        Nationwide VL Separate Account - D

                  Prospectus supplement dated July 13, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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THE BOARD OF TRUSTEES OF THE SCUDDER INVESTMENTS VIT FUNDS HAS APPROVED A
PROPOSAL TO LIQUIDATE THE SCUDDER VIT - EAFE EQUITY INDEX FUND: CLASS A.

The liquidation is scheduled to take place on or around the close of business on July 25, 2005.

Effective July 25, 2005, the Scudder VIT - EAFE Equity Index Fund: Class A will no longer be available to exchanges or new premiums.